Income Tax and Social Contribution - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income tax and social contribution nominal rate	34.00%	34.00%	34.00%